Investor A C Institutional And Class R [Member] N-1A Cover	May 31, 2026
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	BLACKROCK LARGE CAP SERIES FUNDS, INC.
Entity Central Index Key	0001097077
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2026
Prospectus Date	Sep. 28, 2026